PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2021	2020
Prepaid rent	$58	$65
Prepaid utilities	51	30
Prepaid insurance	412	41
Prepaid administrative expenses	63	61
Prepaid technical fees	141	8
Prepaid consulting fees	27	—
VAT receivable	50	54
Total prepaid expenses and other current assets	$802	$259